Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,885,000
Previously Paid Amount	0
Total Fee Amount	76,379.3
Total Offset Amount	0
Net Fee	$ 76,379.3